FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Non-current borrowings, trading value as a percentage of par value	100.00%	98.00%	99.00%
Cash and cash equivalents	$ 316,000	$ 774,000	$ 1,102,000	$ 858,000
Trade receivables	254,000	220,000	202,000
Net lease liabilities	43,000	37,000	44,000
Net cash	72,000	528,000	853,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Current borrowings	3,000	3,000	3,000
Cash and cash equivalents	$ 316,000	$ 774,000	$ 1,102,000
Credit risk | Debt securities held at amortized cost
Disclosure of detailed information about financial instruments [line items]
Concentration percentage	25.00%
Credit risk | Three Major Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	54.00%	55.00%	57.00%
Trade receivables	$ 154,000	$ 131,000	$ 142,000
Capital risk
Disclosure of detailed information about financial instruments [line items]
Debt issuance costs	5,000	6,000	7,000
Net lease liabilities	$ 43,000	$ 37,000	$ 44,000